Variable Portfolios Prospectus | VP Balanced Fund

American Century Variable Portfolios, Inc. Prospectus Supplement VP Balanced Fund
Supplement dated August 1, 2019 ■ Prospectus dated May 1, 2019

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	0.90%	0.90%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.91%	1.16%
Fee Waiver[1]	0.05%	0.05%
Total Annual Fund Operating Expenses After Fee Waiver	0.86%	1.11%

[1] The advisor has agreed to waive 0.05 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example table on page 2 of the prospectus.

	1 year	3 years	5 years	10 years
Class I	$88	$286	$500	$1,115
Class II	$113	$364	$634	$1,404

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Variable Portfolios Prospectus - VP Balanced Fund		CLASS I	CLASS II
Management Fees (as a percentage of Assets)		0.90%	0.90%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		0.01%	0.01%
Expenses (as a percentage of Assets)		0.91%	1.16%
Fee Waiver or Reimbursement	[1]	(0.05%)	(0.05%)
Net Expenses (as a percentage of Assets)		0.86%	1.11%
[1]	The advisor has agreed to waive 0.05 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - Variable Portfolios Prospectus - VP Balanced Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS I	88	286	500	1,115
CLASS II	113	364	634	1,404

Variable Portfolios Prospectus | VP Capital Appreciation Fund

American Century Variable Portfolios, Inc. Prospectus Supplement VP Capital Appreciation Fund
Supplement dated August 1, 2019 ■ Prospectus dated May 1, 2019

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II	Class Y
Management Fee	1.00%	0.90%	0.65%
Distribution and Service (12b-1) Fees	None	0.25%	None
Other Expenses	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.00%	1.15%	0.65%
Fee Waiver[1]	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses After Fee Waiver	0.87%	1.02%	0.52%

[1] The advisor has agreed to waive 0.13 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example table on page 2 of the prospectus.

	1 year	3 years	5 years	10 years
Class I	$89	$306	$540	$1,213
Class II	$104	$353	$621	$1,386
Class Y	$53	$195	$350	$799

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Variable Portfolios Prospectus - VP Capital Appreciation Fund		CLASS I	CLASS II	CLASS Y
Management Fees (as a percentage of Assets)		1.00%	0.90%	0.65%
Distribution and Service (12b-1) Fees		none	0.25%	none
Other Expenses (as a percentage of Assets):		none	none	none
Expenses (as a percentage of Assets)		1.00%	1.15%	0.65%
Fee Waiver or Reimbursement	[1]	(0.13%)	(0.13%)	(0.13%)
Net Expenses (as a percentage of Assets)		0.87%	1.02%	0.52%
[1]	The advisor has agreed to waive 0.13 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - Variable Portfolios Prospectus - VP Capital Appreciation Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS I	89	306	540	1,213
CLASS II	104	353	621	1,386
CLASS Y	53	195	350	799

Variable Portfolios Prospectus | VP Growth Fund
American Century Variable Portfolios, Inc.Prospectus SupplementVP Growth Fund Supplement dated August 1, 2019 n Prospectus dated May 1, 2019The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) Class IClass IIManagement Fee1.00%0.90%Distribution and Service (12b-1) FeesNone0.25%Other Expenses0.01%0.01%Total Annual Fund Operating Expenses1.01%1.16%Fee Waiver10.20%0.20%Total Annual Fund Operating Expenses After Fee Waiver0.81%0.96%1 The advisor has agreed to waive 0.20 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.The following replaces the Example table on page 2 of the prospectus. 1 year3 years5 years10 yearsClass I$83$302$539$1,218Class II$98$349$620$1,391
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Variable Portfolios Prospectus - VP Growth Fund		CLASS I	CLASS II
Management Fees (as a percentage of Assets)		1.00%	0.90%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		0.01%	0.01%
Expenses (as a percentage of Assets)		1.01%	1.16%
Fee Waiver or Reimbursement	[1]	(0.20%)	(0.20%)
Net Expenses (as a percentage of Assets)		0.81%	0.96%
[1]	The advisor has agreed to waive 0.20 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - Variable Portfolios Prospectus - VP Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS I	83	302	539	1,218
CLASS II	98	349	620	1,391

Variable Portfolios Prospectus | VP International Fund

American Century Variable Portfolios, Inc. Prospectus Supplement VP International Fund
Supplement dated August 1, 2019 ■ Prospectus dated May 1, 2019

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	1.36%	1.26%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.37%	1.52%
Fee Waiver[1]	0.37%	0.37%
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	1.15%

[1] The advisor has agreed to waive 0.37 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example table on page 2 of the prospectus.

	1 year	3 years	5 years	10 years
Class I	$102	$398	$715	$1,613
Class II	$117	$445	$795	$1,780

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Variable Portfolios Prospectus - VP International Fund		CLASS I	CLASS II
Management Fees (as a percentage of Assets)		1.36%	1.26%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		0.01%	0.01%
Expenses (as a percentage of Assets)		1.37%	1.52%
Fee Waiver or Reimbursement	[1]	(0.37%)	(0.37%)
Net Expenses (as a percentage of Assets)		1.00%	1.15%
[1]	The advisor has agreed to waive 0.37 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - Variable Portfolios Prospectus - VP International Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS I	102	398	715	1,613
CLASS II	117	445	795	1,780

Variable Portfolios Prospectus | VP Large Company Value Fund

American Century Variable Portfolios, Inc. Prospectus Supplement VP Large Company Value Fund
Supplement dated August 1, 2019 ■ Prospectus dated May 1, 2019

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	0.90%	0.80%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.91%	1.06%
Fee Waiver[1]	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver	0.76%	0.91%

[1] The advisor has agreed to waive 0.15 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example table on page 2 of the prospectus.

	1 year	3 years	5 years	10 years
Class I	$78	$276	$490	$1,106
Class II	$93	$323	$571	$1,281

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Variable Portfolios Prospectus - VP Large Company Value Fund		CLASS I	CLASS II
Management Fees (as a percentage of Assets)		0.90%	0.80%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		0.01%	0.01%
Expenses (as a percentage of Assets)		0.91%	1.06%
Fee Waiver or Reimbursement	[1]	(0.15%)	(0.15%)
Net Expenses (as a percentage of Assets)		0.76%	0.91%
[1]	The advisor has agreed to waive 0.15 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - Variable Portfolios Prospectus - VP Large Company Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS I	78	276	490	1,106
CLASS II	93	323	571	1,281

Variable Portfolios Prospectus | VP Mid Cap Value Fund

American Century Variable Portfolios, Inc. Prospectus Supplement VP Mid Cap Value Fund
Supplement dated August 1, 2019 ■ Prospectus dated May 1, 2019

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	1.00%	0.90%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.01%	1.16%
Fee Waiver[1]	0.14%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver	0.87%	1.02%

[1] The advisor has agreed to waive 0.14 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example table on page 2 of the prospectus.

	1 year	3 years	5 years	10 years
Class I	$89	$308	$545	$1,224
Class II	$104	$355	$626	$1,396

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Variable Portfolios Prospectus - VP Mid Cap Value Fund		CLASS I	CLASS II
Management Fees (as a percentage of Assets)		1.00%	0.90%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		0.01%	0.01%
Expenses (as a percentage of Assets)		1.01%	1.16%
Fee Waiver or Reimbursement	[1]	(0.14%)	(0.14%)
Net Expenses (as a percentage of Assets)		0.87%	1.02%
[1]	The advisor has agreed to waive 0.14 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - Variable Portfolios Prospectus - VP Mid Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS I	89	308	545	1,224
CLASS II	104	355	626	1,396

Variable Portfolios Prospectus | VP Ultra Fund

American Century Variable Portfolios, Inc. Prospectus Supplement VP Ultra Fund
Supplement dated August 1, 2019 ■ Prospectus dated May 1, 2019

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	1.00%	0.90%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.01%	1.16%
Fee Waiver[1]	0.20%	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	0.81%	0.96%

[1]
The advisor has agreed to waive 0.20 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example table on page 2 of the prospectus.

	1 year	3 years	5 years	10 years
Class I	$83	$302	$539	$1,218
Class II	$98	$349	$620	$1,391

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Variable Portfolios Prospectus - VP Ultra Fund		CLASS I	CLASS II
Management Fees (as a percentage of Assets)		1.00%	0.90%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		0.01%	0.01%
Expenses (as a percentage of Assets)		1.01%	1.16%
Fee Waiver or Reimbursement	[1]	(0.20%)	(0.20%)
Net Expenses (as a percentage of Assets)		0.81%	0.96%
[1]	The advisor has agreed to waive 0.20 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - Variable Portfolios Prospectus - VP Ultra Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS I	83	302	539	1,218
CLASS II	98	349	620	1,391

Variable Portfolios Prospectus | VP Value Fund

American Century Variable Portfolios, Inc. Prospectus Supplement VP Value Fund
Supplement dated August 1, 2019 ■ Prospectus dated May 1, 2018

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	0.97%	0.87%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	0.97%	1.12%
Fee Waiver[1]	0.22%	0.22%
Total Annual Fund Operating Expenses After Fee Waiver	0.75%	0.90%

[1] The advisor has agreed to waive 0.22 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example table on page 2 of the prospectus.

	1 year	3 years	5 years	10 years
Class I	$77	$288	$515	$1,170
Class II	$92	$335	$596	$1,343

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Variable Portfolios Prospectus - VP Value Fund		CLASS I	CLASS II
Management Fees (as a percentage of Assets)		0.97%	0.87%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		none	none
Expenses (as a percentage of Assets)		0.97%	1.12%
Fee Waiver or Reimbursement	[1]	(0.22%)	(0.22%)
Net Expenses (as a percentage of Assets)		0.75%	0.90%
[1]	The advisor has agreed to waive 0.22 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - Variable Portfolios Prospectus - VP Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS I	77	288	515	1,170
CLASS II	92	335	596	1,343